Interest-Bearing Bank Borrowings - Schedule of Interest-Bearing Bank Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Beginning balance	$ 30,357	$ 4,307
Additions	44,702	50,234
Repayments	(48,542)	(24,069)
Effect of foreign exchange rate changes	(187)	(115)
Ending balance	26,330	30,357
Bank Borrowings [Member]
Schedule of Interest-Bearing Bank Borrowings [Line Items]
Beginning balance	30,357	4,307
Additions	44,702	50,234
Repayments	(48,542)	(24,069)
Effect of foreign exchange rate changes	(187)	(115)
Ending balance	$ 26,330	$ 30,357